Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Taxes
Schedule of income tax expense

($ in millions)	2015	2014	2013
Current taxes	1,005	1,130	1,258
Deferred taxes	(217)	72	(136)

Tax expense from continuing operations	788	1,202	1,122

Tax expense (benefit) from discontinued operations	(2)	1	(8)

Effective tax rate for the year

($ in millions, except % data)	2015	2014	2013
Income from continuing operations before taxes	2,840	3,896	4,066
Weighted-average global tax rate	21.8%	23.8%	22.7%
Income taxes at weighted-average tax rate	619	929	922
Items taxed at rates other than the weighted-average tax rate	(36)	146	110
Impact of non-deductible goodwill allocated to divested businesses	9	77	—
Changes in valuation allowance, net	57	52	31
Effects of changes in tax laws and enacted tax rates	—	(52)	1
Other, net	139	50	58

Tax expense from continuing operations	788	1,202	1,122

Effective tax rate for the year	27.7%	30.9%	27.6%

Components of deferred income tax assets and liabilities

	December 31,
($ in millions)	2015	2014
Deferred tax assets:
Unused tax losses and credits	623	644
Provisions and other accrued liabilities	887	825
Pension	528	671
Inventories	267	297
Property, plant and equipment and other non-current assets	282	265
Other	89	112

Total gross deferred tax asset	2,676	2,814
Valuation allowance	(606)	(600)

Total gross deferred tax asset, net of valuation allowance	2,070	2,214
Deferred tax liabilities:
Property, plant and equipment	(279)	(343)
Intangibles and other non-current assets	(721)	(766)
Pension and other accrued liabilities	(143)	(191)
Inventories	(91)	(118)
Other current assets	(139)	(149)
Unremitted earnings	(523)	(612)
Other	(84)	(76)

Total gross deferred tax liability	(1,980)	(2,255)

Net deferred tax asset (liability)	90	(41)

Included in:
"Deferred taxes"—current assets	881	902
"Deferred taxes"—non-current assets	423	511
"Deferred taxes"—current liabilities	(249)	(289)
"Deferred taxes"—non-current liabilities	(965)	(1,165)

Net deferred tax asset (liability)	90	(41)

Unrecognized tax benefits

($ in millions)	Unrecognized tax benefits	Penalties and interest related to unrecognized tax benefits	Total
Classification as unrecognized tax items on January 1, 2013	669	127	796
Net change due to acquisitions and divestments	17	2	19
Increase relating to prior year tax positions	43	36	79
Decrease relating to prior year tax positions	(30)	—	(30)
Increase relating to current year tax positions	90	4	94
Decrease relating to current year tax positions	(1)	—	(1)
Decrease due to settlements with tax authorities	(18)	(5)	(23)
Decrease as a result of the applicable statute of limitations	(46)	(13)	(59)
Exchange rate differences	9	3	12

Balance at December 31, 2013, which would, if recognized, affect the effective tax rate	733	154	887
Net change due to acquisitions and divestments	(3)	1	(2)
Increase relating to prior year tax positions	25	39	64
Decrease relating to prior year tax positions	(24)	(7)	(31)
Increase relating to current year tax positions	85	—	85
Decrease relating to current year tax positions	(1)	—	(1)
Decrease due to settlements with tax authorities	(19)	(10)	(29)
Decrease as a result of the applicable statute of limitations	(36)	(19)	(55)
Exchange rate differences	(55)	(12)	(67)

Balance at December 31, 2014, which would, if recognized, affect the effective tax rate	705	146	851
Increase relating to prior year tax positions	52	38	90
Decrease relating to prior year tax positions	(33)	(3)	(36)
Increase relating to current year tax positions	155	—	155
Decrease due to settlements with tax authorities	(38)	(13)	(51)
Decrease as a result of the applicable statute of limitations	(62)	(15)	(77)
Exchange rate differences	(35)	(8)	(43)

Balance at December 31, 2015, which would, if recognized, affect the effective tax rate	744	145	889

Open tax years subject to examination	At December 31, 2015, the earliest significant open tax years that remained subject to examination were the following:
Region	Year
Europe	2007
The Americas	2012
Asia, Middle East & Africa	2006